Common and Preferred Shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Common and Preferred Shares
Common and Preferred Shares

8. Stockholder’s Equity (Deficit).

Preferred Stock — The Company is authorized to issue 1,000,000 shares of preferred stock with a par value of $0.0001 per share. As of September 30, 2021, and December 31, 2020, there are no shares of preferred stock issued or outstanding.

Class A Common Stock — The Company is authorized to issue 100,000,000 shares of Class A common stock with a par value of $0.0001 per share. As of September 30, 2021, and December 31, 2020, there were 23,000,000 shares of Class A common stock issued and outstanding, including 23,000,000 shares of Class A common stock subject to possible redemption which were classified as temporary equity. See Note 7.

Class B Common Stock — The Company is authorized to issue 10,000,000 shares of Class B common stock with a par value of $0.0001 per share. Holders of the Company’s Class B common stock are entitled to one vote for each share. As of September 30, 2021, and December 31, 2020, there were 5,750,000 shares of Class B common stock issued outstanding.

The Class B common stock will automatically convert into Class A common stock at the time of the Initial Business Combination on a one-for-one basis, subject to adjustment. In the case that additional shares of Class A common stock or equity-linked securities are issued or deemed issued in connection with the initial Business Combination, the number of shares of Class A common stock issuable upon conversion of all Class B common stock will equal, in the aggregate, on an as-converted basis, 20% of the total number of shares of Class A common stock outstanding after such conversion (after giving effect to any redemptions of shares of Class A common stock by Public Stockholders), including the total number of shares of Class A common stock issued, or deemed issued or issuable upon conversion or exercise of any equity-linked securities or rights issued or deemed issued, by the Company in connection with or in relation to the consummation of the initial Business Combination, excluding any shares of Class A common stock or equity-linked securities or rights exercisable for or convertible into shares of Class A common stock issued, or to be issued, to any seller in the initial Business Combination and any Private Placement Warrants issued to the Sponsor, officers or directors upon conversion of Working Capital Loans, provided that such conversion of Founder Shares will never occur on a less than one-for-one basis.

Note 8 — Stockholders’ Equity

Preferred Stock — The Company is authorized to issue 1,000,000 shares of preferred stock with a par value of $0.0001 per share. As of December 31, 2020, and 2019, there are no shares of preferred stock issued or outstanding.

Class A Common Stock — The Company is authorized to issue 100,000,000 shares of Class A common stock with a par value of $0.0001 per share. As of December 31, 2020, there were 23,000,000 shares of Class A common stock issued or outstanding, all were subject to possible redemption, and therefore classified outside of permanent equity. As of December 31, 2019, there were no shares of Class A common stock issued or outstanding.

Class B Common Stock — The Company is authorized to issue 10,000,000 shares of Class B common stock with a par value of $0.0001 per share. Holders of the Company’s Class B common stock are entitled to one vote for each share. On December 30, 2019, the Company initially issued 4,312,500 shares of Class B common stock. On February 19, 2020, in connection with the proposed increase of the size of the Initial Public Offering, the Company effected a split of its Class B common stock resulting in the Sponsor holding 5,360,000 Founder Shares and an increase in the total number of Class B common stock outstanding from 4,312,500 to 5,750,000. Of the 5,750,000 shares of Class B common stock outstanding, up to 750,000 shares were subject to forfeiture to the Company to the extent that the underwriters’ over-allotment option was not exercised in full or in part, so that the initial stockholders would collectively own 20% of the Company’s issued and outstanding common stock after the Initial Public Offering. All shares and associated amounts have been retroactively restated. The underwriters exercised their over-allotment option in full on March 13, 2020; thus, the 750,000 shares of Class B common stock were no longer subject to forfeiture. As of December 31, 2020, and 2019, there were 5,750,000 shares of Class B common stock issued outstanding.

The Class B common stock will automatically convert into Class A common stock at the time of the Initial Business Combination on a one-for-one basis, subject to adjustment. In the case that additional shares of Class A common stock or equity-linked securities are issued or deemed issued in connection with the initial Business Combination, the number of shares of Class A common stock issuable upon conversion of all Class B common stock will equal, in the aggregate, on an as-converted basis, 20% of the total number of shares of Class A common stock outstanding after such conversion (after giving effect to any redemptions of shares of Class A common stock by Public Stockholders), including the total number of shares of Class A common stock issued, or deemed issued or issuable upon conversion or exercise of any equity-linked securities or rights issued or deemed issued, by the Company in connection with or in relation to the consummation of the initial Business Combination, excluding any shares of Class A common stock or equity-linked securities or rights exercisable for or convertible into shares of Class A common stock issued, or to be issued, to any seller in the initial Business Combination and any Private Placement Warrants issued to the Sponsor, officers or directors upon conversion of Working Capital Loans, provided that such conversion of Founder Shares will never occur on a less than one-for-one basis.

TOI Parent Inc.
Common and Preferred Shares
Common and Preferred Shares

Note 13.  Common and Preferred Shares

The Company issued Series A Preferred Shares under the Company’s original Certificate of Incorporation dated September 10, 2018 and the Company’s Shareholders’ Agreement dated September 19, 2018. The Certificate of Incorporation was amended and restated on September 14, 2018 (“Amendment I”) and again on November 6, 2020 (“Amendment II”).

Per the original Certificate of Incorporation, the Company had authority to issue 30,000 shares, consisting of 20,000 common shares and 10,000 Series A Preferred Shares. The Company issued 10,000 shares of Series A Preferred Shares on September 10, 2018 at $0.001 par value per share.

As a result of Amendment I to the Certificate of Incorporation, Series A Preferred shareholders were entitled to a return of capital on their shares prior to any declaration or payment of dividends to common shareholders. The original preferred return was equal to the number of shares held by the preferred shareholder multiplied by the price paid for such shares. In the event of liquidation, dissolution, or winding up of the operations of the Company, Series A Preferred shareholders had preferential liquidation rights compared to the common shareholders. As such, the preferred shareholders were entitled to full payment of the original preferred return before the remaining assets of the Company were to be distributed to common and preferred shareholders based on their pro-rata share of total outstanding securities. Holders of Series A Preferred Shares were granted one vote, per share, for all matters voted on by the common shareholders of the Company.

Given the short duration and immaterial operations of the Company between the execution of Amendment I as compared to the Original Certificate of Incorporation, there was no material accounting impact to the Company’s financial statements resulting from the execution of Amendment I.

As a result of Amendment II, the Company now has the authority to issue 420,000 shares consisting of 400,000 common shares and 20,000 Series A Preferred Shares. Additionally, each outstanding common share was split into 10 common shares. Amendment II resulted in an extinguishment of old Series A Preferred Shares under the original Certificate of Incorporation and a deemed authorization and issuance of new Series A Preferred Shares. As such, the Company recognized Series A Preferred Shares at fair value at the amendment date, with the difference between the fair value and carrying value being recognized in retained earnings. The fair value of the Series A Preferred Shares was derived using a combination of a an option pricing model (“OPM”) and common stock equivalent method (“CSE”) which are considered Level 2 and Level 3 inputs, respectively, in the fair value hierarchy.

The assumptions used in the OPM and CSE models are provided in the following tables:

Option-pricing method
Valuation date	11/6/2020
Liquidity event date	12/31/2024
Time to liquidity	4.15 years
Total equity value	$82,000,000
Annual dividend rate for common stock	0.0%
Annualized volatility	40.0%
Risk-free rate (continuously compounding)	0.3%

Common-stock equivalent method
Valuation date	11/6/2020
Liquidity event date	12/31/2024
Time to liquidity	4.15 years
Total equity value	$82,000,000
Value per common stock equivalent	$562.06

Further, under Amendment II, cumulative dividends on Series A Preferred Shares will accrue, whether or not declared by the Board at a rate of 6% per year. The preferred shareholders are entitled to payment of all accrued but unpaid dividends prior to declaration or payment of dividends to common shareholders. As of September 30, 2021 and December 31, 2020, dividends in arrears were $9,547,569 and $6,883,835, respectively. In the event of liquidation, Series A Preferred shareholders are entitled to receive payment of assets before distribution to common shareholders. If the full preferential amount is unavailable, the Series A Preferred shareholders will share ratably in the distribution.

Additionally, holders of Series A Preferred Shares now have 10 votes, per share, as of November 6, 2020, for all matters voted upon by the common shareholders of the Company and have the option to convert outstanding Series A Preferred Shares into common shares, at any point in time, by a factor of 1-to-10.

The Series A Preferred shareholders control the vote of the Board through direct representation and can initiate a sale of the Company that may result in the Series A Preferred Shares being redeemed for cash. This potential event is deemed to be outside the control of the Company and therefore, the Series A Preferred Shares are accounted for as temporary equity.

In the first quarter of 2021, TOI Parent executed an equity capital raise in separate transactions with 3 accredited investors. A total of 1,451 of the Company’s Series A Preferred Shares were purchased in exchange for $20,000,000 and are subject to the terms of Amendment II of the Certificate of Incorporation. There were 11,451 Series A Preferred Shares issued and outstanding at September 30, 2021 and 10,000 Series A Preferred Shares issued and outstanding at December 31, 2020.

Note 13. Common and Preferred Shares

The Company issued Series A Preferred Shares under the Company’s original Certificate of Incorporation dated September 10, 2018 and the Company’s Shareholders’ Agreement dated September 19, 2018. The Certificate of Incorporation was amended and restated on September 14, 2018 (“Amendment I”) and again on November 6, 2020 (“Amendment II”).

Per the original Certificate of Incorporation, the Company had authority to issue 30,000 shares, consisting of 20,000 common shares and 10,000 Series A Preferred Shares. The Company issued 10,000 shares of Series A Preferred Shares on September 10, 2018 at $0.001 par value per share. There were 10,000 Series A Preferred Shares issued and outstanding at December 31, 2020, 2019, and 2018.

As a result of Amendment I to the Certificate of Incorporation, Series A Preferred shareholders were entitled to a return of capital on their shares prior to any declaration or payment of dividends to common shareholders. The original preferred return was equal to the number of shares held by the preferred shareholder multiplied by the price paid for such shares. In the event of liquidation, dissolution, or winding up of the operations of the Company, Series A Preferred shareholders had preferential liquidation rights compared to the common shareholders. As such, the preferred shareholders were entitled to full payment of the original preferred return before the remaining assets of the Company were to be distributed to common and preferred shareholders based on their pro-rata share of total outstanding securities. Holders of Series A Preferred Shares were granted one vote, per share, for all matters voted on by the common shareholders of the Company.

Given the short duration and immaterial operations of the Company between the execution of Amendment I as compared to the Original Certificate of Incorporation, there was no material accounting impact to the Company’s financial statements resulting from the execution of Amendment I.

As a result of Amendment II, the Company has the authority to issue 420,000 shares consisting of 400,000 common shares and 20,000 Series A Preferred Shares. Additionally, each outstanding common share was split into 10 common shares. Amendment II resulted in the addition of a conversion option which allows the preferred shareholders to convert the Series A Preferred Shares into common shares. In addition, under Amendment II, the preferred shareholders are entitled to 6% cumulative dividends. Therefore, Amendment II resulted in an extinguishment of old Series A Preferred Shares under the original Certificate of Incorporation and a deemed authorization and issuance of new Series A Preferred Shares. As such, the Company recognized Series A Preferred Shares at fair value at the amendment date, with the difference between the fair value and carrying value being recognized in retained earnings. The fair value of the Series A Preferred Shares was derived using a combination of an option pricing method (“OPM”) and common stock equivalent method (“CSE”) which are considered Level 2 and Level 3 inputs, respectively, in the fair value hierarchy.

The assumptions used in the OPM and CSE models are provided in the following tables:

Option-pricing method
Valuation date	11/6/2020
Liquidity event date	12/31/2024
Time to liquidity	4.15 years
Total equity value	$82,000,000
Annual dividend rate for common stock	0.0%
Annualized volatility	40.0%
Risk-free rate (continuously compounding)	0.3%

Common-stock equivalent method
Valuation date	11/6/2020
Liquidity event date	12/31/2024
Time to liquidity	4.15 years
Total equity value	$82,000,000
Value per common stock equivalent	$562.06

Further, under Amendment II, cumulative dividends on Series A Preferred Shares will accrue, whether or not declared by the Board, at a rate of 6% per year. The preferred shareholders are entitled to payment of all accrued but unpaid dividends prior to declaration or payment of dividends to common shareholders. As dividends have not been declared no liability associated with the accrued dividends has been recognized by the Company. As of December 31, 2020, dividends in arrears were $6,883,835. In the event of liquidation, Series A Preferred shareholders are entitled to receive payment of assets before distribution to common shareholders. If the full preferential amount is unavailable, the Series A Preferred shareholders will share ratably in the distribution.

Additionally, holders of Series A Preferred Shares now have 10 votes, per share, for all matters voted upon by the common shareholders of the Company and have the option to convert outstanding Series A Preferred Shares into common shares, at any point in time, by a factor of 1-to-10.

The Series A Preferred shareholders control the vote of the Board through direct representation and can initiate a sale of the Company that may result in the Series A Preferred Shares being redeemed for cash. This potential event is deemed to be outside the control of the Company and therefore, the Series A Preferred Shares are accounted for as temporary equity.

As of December 31, 2020, there were 100 common shares outstanding as one option holder of the Company’s 2019 Non-Qualified Stock Option Plan exercised their option to purchase the Company’s common shares on September 12, 2020. The Company had no outstanding common shares as of December 31, 2019, and 2018. The Practice, the Predecessor entity, had 1,000 common shares outstanding as of September 19, 2018.